Securities (Details 1) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Summary of amortized cost and fair value of debt securities
Due in one year or less, Amortized cost	$ 411
Due in one year or less, Fair value	417
Due after one through five years, Amortized cost	16,436
Due after one through five years, Fair value	16,787
Due after five through ten years, Amortized cost	25,564
Due after five through ten years, Fair value	25,991
Due after ten years, Amortized cost	83,987
Due after ten years, Fair value	86,027
Total debt securities available-for-sale, Amortized cost	126,398
Total debt securities available-for-sale, Fair value	$ 129,222